Segment information - Geographical Areas Table (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 903.7	$ 958.1	$ 830.5
Canada
Disclosure of geographical areas [line items]
Revenue	217.7	293.1	293.3
United States
Disclosure of geographical areas [line items]
Revenue	226.1	279.0	251.1
Asia
Disclosure of geographical areas [line items]
Revenue	262.0	199.9	112.1
Europe and Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 197.9	$ 186.1	$ 174.0